Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 1,420.4		$ 1,412.3
Investments	2,595.2		2,063.8
Premiums receivable, net	1,623.0		1,331.2
Other receivables, net	2,065.9		1,780.8
Accrued investment income	223.9		211.1
Collateral received under securities loan agreements	826.9		792.6
Income taxes receivable	372.7		69.2
Deferred income taxes	443.0		521.5
Other current assets	2,193.0		1,429.4
Total current assets	11,764.0		9,611.9
Long-term investments	22,193.9		20,935.0
Reinsurance recoverables	751.4		782.7
Goodwill	10,613.2	[1]	10,227.5	[1]
Other acquired intangible assets, net	1,948.3		2,094.1
Property and equipment, net	669.8		721.9
Other long-term assets	1,130.0		1,419.2
Separate Accounts Assets	4,331.5		3,972.5
Total assets	53,402.1		49,764.8
Current liabilities:
Health care costs payable	5,621.1		4,547.4
Future policy benefits	705.9		734.4
Unpaid claims	745.3		705.4
Unearned premiums	519.5		458.7
Policyholders' funds	1,984.5		1,620.3
Collateral payable under securities loan and repurchase agreements	1,028.6		792.6
Short term debt	500.0		0
Current portion of long-term debt	229.3	[2]	387.3	[2]
Accrued expenses and other current liabilities	4,022.3		3,226.9
Total current liabilities	15,356.5		12,473.0
Future policy benefits	6,427.4		6,656.8
Unpaid claims	1,650.6		1,619.3
Policyholders' funds	1,163.2		1,188.0
Long-term debt, less current portion	7,852.0		7,865.3
Deferred income taxes	867.5		864.2
Other long-term liabilities	1,201.6		1,047.5
Separate Accounts liabilities	4,331.5		3,972.5
Total liabilities	38,850.3		35,686.6
Commitments and contingencies (Note 18)
Shareholders' equity:
Common stock ($.01 par value; 2.6 billion shares authorized and 349.8 million shares issued and outstanding in 2014; 2.6 billion shares authorized and 362.2 million shares issued and outstanding in 2013) and additional paid-in capital	4,542.2		4,382.2
Retained earnings	11,051.7		10,555.4
Accumulated other comprehensive loss	(1,111.3)		(912.1)
Total Aetna shareholders' equity	14,482.6		14,025.5
Non-controlling interests	69.2		52.7
Total equity	14,551.8		14,078.2
Total liabilities and shareholders' equity	$ 53,402.1		$ 49,764.8

[1]	At both December 31, 2014 and 2013, approximately $113 million was assigned to the Group Insurance segment, with the remainder assigned to the Health Care segment.
[2]	At December 31, 2014, our 6.125% senior notes due January 2015 are classified as current in the accompanying consolidated balance sheet.